Financial Instruments (Details Textual) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Average annual movement foreign exchange rate	2.17%	6.36%
Impact of weakened/strengthened of Australian dollar against US Dollar on post-tax loss	$ 105,090	$ 542,116